Acquisitions and dispositions - Pro forma results (Details 3) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Apr. 01, 2014	Mar. 31, 2015 JPY (¥) ¥ / shares	Mar. 31, 2014 JPY (¥) ¥ / shares
Acquisitions and dispositions
Common stock, stock split	2
Gerte- und Pumpenbau GmbH Dr. Eugen Schmidt ("GPM")
Acquisitions and dispositions
Pro forma net sales | ¥		¥ 1,065,579	¥ 909,356
Pro forma net income | ¥		¥ 77,052	¥ 56,795
Pro forma net income attributable to Nidec Corporation per share
Basic | ¥ / shares		¥ 275.31	¥ 208.75
Diluted | ¥ / shares		¥ 259.54	¥ 195.30